Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements	Fair Value Measurements
The following table presents a summary of fair value measurements for financial instruments as of September 30, 2021, and December 31, 2020, respectively:

September 30, 2021	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$167,325	$—	$167,325
Total assets at fair value	$—	$167,325	$—	$167,325

December 31, 2020	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$53,963	$—	$53,963
Total assets at fair value	$—	$53,963	$—	$53,963
Derivative liabilities	$—	$—	$44,810	$44,810
Warrants payable	—	—	97,782	97,782
Total liabilities at fair value	$—	$—	$142,592	$142,592
See Note 9 (Notes and Securities Payable), Note 10 (Warrants Payable), and Note 11 (Derivative Liabilities) for additional information regarding liabilities.
The fair value of the convertible securities was based on Level 3 inputs, which were unobservable and reflect management’s best estimate of what market participants would use when pricing the asset or liability, including assumptions about risk. There was no fair value associated with convertible securities at September 30, 2021, due to the conversion of the securities to shares of the Corporation’s common stock due to the completion of the Business Combination, and the estimated fair value of convertible securities was $949.6 million at December 31, 2020. The estimated fair value of the convertible securities and derivative liabilities at December 31, 2020, was calculated as the product of (i) the number of conversion shares at the valuation date and (ii) the marketable value per common share at the valuation date.
The significant unobservable inputs used in the Black-Scholes model to measure the warrants payable that are categorized within Level 3 of the fair value hierarchy, as of the year ended December 31, 2020, are as follows:

December 31, 2020	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	N/A	$30.14
Strike price	N/A	1.04
Expected volatility	N/A	56.0%
Expected term	N/A	0.02 years
Risk-free interest rate	N/A	0.09%
Discount factor	N/A	13.0
There were no changes in balances of Level 3 financial liabilities during the three months ended September 30, 2021. The changes in balances of Level 3 financial liabilities during the three months ended September 30, 2020, and the nine months ended September 30, 2021 and 2020, respectively, are as follows:

	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Balance, June 30, 2020	$285,166	$119,167	$29,424	$433,757
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized losses (gains)	95,477	(68,081)	19,978	47,374
Balance, September 30, 2020	$380,643	$51,086	$49,402	$481,131

	Convertible securities	Derivative liabilities	Warrants payable	Total
(in thousands)
Balance, December 31, 2020	$949,553	$44,810	$97,782	$1,092,145
Issuances	—	—	—	—
Settlements	(949,553)	(44,810)	(97,782)	(1,092,145)
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized losses (gains)	—	—	—	—
Balance, September 30, 2021	$—	$—	$—	$—

	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Balance, December 31, 2019	$251,885	$138,561	$17,672	$408,118
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized losses (gains)	128,758	(87,475)	31,730	73,013
Balance, September 30, 2020	$380,643	$51,086	$49,402	$481,131
In addition to the Level 3 financial liabilities in the table above, on September 25, 2020, Seek Insurance Services, Inc., (Seek) a field marketing organization and an indirect wholly-owned subsidiary of the Corporation, entered into a note purchase agreement with a third-party investor and issued a note (the “Seek Convertible Note”) in the principal amount of $20.0 million. For additional information, see Note 9 (Notes and Securities Payable). As of September 30, 2021, and December 31, 2020, both the carrying values, which includes accrued interest, and the fair values of the 2020 Convertible Note were $21.6 million and $20.4 million, respectively, and these were considered Level 3 financial liabilities.
There were no transfers in or out of Level 3 financial assets or liabilities for the three and nine months ended September 30, 2021 or 2020.
Warrants
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrants payable on the Consolidated Balance Sheet. The warrant liabilities were measured at fair value at inception and measured on a recurring basis, with changes in fair value presented within change in fair value of warrants payable in the Consolidated Statement of Operations and Comprehensive Loss. On July 22, 2021, the Company issued a press release stating that it would redeem all of its Warrants. The end of the redemption period was September 9, 2021, at which time the Corporation redeemed all unexercised Warrants at a price of $0.10 per warrant. As of September 30, 2021, no Warrants were outstanding. For additional information, please see Note 10 (Warrants Payable).
Liability Measurement
The Warrants were measured at fair value on a recurring basis. The Corporation classified the Warrants as a liability due to certain settlement terms and provisions related to certain tender offers and indexation characteristics following the Business Combination and accounted for them as liability instruments in accordance with ASC 815, adjusting the fair value at the end of each reporting period. Additionally, the Corporation determined that the Public Warrants were classified within Level 1 of the fair value hierarchy as the fair value was equal to the publicly traded price of the Public Warrants, and the Private Placement Warrants were classified within Level 2 of the fair value hierarchy as the fair value was estimated using the price of the Public Warrants. In connection with the redemption, effective August 24, 2021, the Public Warrants were delisted and classified within Level 2 of the fair value hierarchy as the fair value of the Public Warrants was based on proportional changes in the price of the Corporation’s common stock. There were no Private Warrants outstanding at August 24, 2021. See Note 10 (Warrants Payable) for additional information on the exercises and redemption of Warrants.
The following table presents the changes in the fair value of warrants payable:

September 30, 2021	Public and Private Placement Warrants
(in thousands)
Initial measurement, January 7, 2021	$147,582
Mark-to-market adjustment	(66,214)
Warrants exercised	(81,283)
Warrants redeemed	(85)
Warrants payable balance, September 30, 2021	$—
Fair value measurements
The following table presents a summary of fair value measurements for items that are measured at fair value on a recurring basis as of December 31,2020 and 2019, respectively:

December 31, 2020	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$53,963	$—	$53,963
Total assets at fair value	$—	$53,963	$—	$53,963
Derivative liabilities	—	—	44,810	44,810
Warrants payable	—	—	97,782	97,782
Total liabilities at fair value	$—	$—	$142,592	$142,592

December 31, 2019	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$56,428	$—	$56,428
Total assets at fair value	$—	$56,428	$—	$56,428
Derivative liabilities	—	—	138,561	138,561
Warrants payable	—	—	17,672	17,672
Total liabilities at fair value	$—	$—	$156,233	$156,233
See Note 13 (Notes and securities payable,) Note 14 (Warrants payable,) and Note 15 (Derivative liabilities) for additional information regarding liabilities.
The fair value of convertible securities is based on level 3 inputs. The estimated fair value of the convertible securities was $949.6 million at December 31, 2020, and $251.9 million at December 31, 2019. The estimated fair value of the convertible securities and derivative liabilities at December 31, 2020, were calculated as the product of (i) the number of conversion shares under the valuation date and (ii) the marketable value per common share at the valuation date. The significant unobservable inputs used in the Black-Scholes model to measure the convertible securities and derivative liabilities as of December 31, 2019, are as follows (the stock price and strike price are presented in thousands):

December 31, 2019	Convertible securities	Derivative liabilities
Beginning stock price (total value)	$305,132 - $357,802	$305,132 - $357,802
Strike price (total value)	$462,012 - $531,315	$462,012 - $965,184
Expected volatility	45% - 49%	45% - 49%
Expected term	2-3 years	2-3 years
Risk-free interest rate	1.58% -1.62%	1.58% - 1.62%
Discount factor	15%	15%
The stock price and strike price were used in multiple scenarios as part of the with and without approach to determine the fair value of convertible securities and the derivative liabilities were calculated on a total value basis. The stock price at December 31, 2019 was calculated as the product of (i) the estimated number of conversion shares under the scenarios and (ii) the value per Series D preferred share at the valuation date. The strike price at December 31, 2019 was equal to the effective value received by the holder upon the conversion of the convertible securities under the scenarios, calculated as the product of (i) principal and accrued interest at the conversion date and (ii) 1 / discount factor.
The significant unobservable inputs used in the Black-Scholes model to measure the warrants payable that are categorized within Level 3 of the fair value hierarchy, as of the years ended December 31, 2020 and 2019, respectively, are as follows:

December 31, 2020	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	N/A	$30.14
Strike price	N/A	1.04
Expected volatility	N/A	56.0%
Expected term	N/A	0.02 years
Risk-free interest rate	N/A	0.09%
Discount factor	N/A	13%

December 31, 2019	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	$10.27	$7.19
Strike price	17.27	1.04
Expected volatility	45% - 49%	81.1% - 84.6%
Expected term	2 -3 years	2-3 years
Risk-free interest rate	1.58% - 1.62%	1.58% - 1.62%
Discount factor	15%	15%
The changes in balances of Level 3 financial liabilities during 2020 and 2019, respectively, were as follows:

December 31, 2020	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Beginning balance	$251,885	$138,561	$17,672	$408,118
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total recognized losses (gains)	697,668	(93,751)	80,110	684,027
Ending balance	$949,553	$44,810	$97,782	$1,092,145

December 31, 2019	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Beginning balance	$—	$—	$14,836	$14,836
Issuances	237,362	—	—	237,362
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total recognized losses (gains)	14,523	138,561	2,836	155,920
Ending balance	$251,885	$138,561	$17,672	$408,118
In addition to the Level 3 financial liabilities in the table above, on September 25, 2020, the Corporation issued the 2020 Convertible Note (see Note 13 “Notes and securities payable,” for further details) with the carrying value approximating the fair value of $20.0 million. As of December 31, 2020, the carrying value and the fair value of the 2020 Convertible Note was $20.4 million and was considered a Level 3 financial liability.
There were no transfers in and out of Level 3 financial assets or liabilities during the years ended December 31, 2020 or 2019.